TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross deferred tax assets:
Employee benefits	$ 160	$ 115
Lease liabilities
Deferred revenue	574	959
Other temporary differences	1,616
Gross deferred tax assets	2,651	1,074
Gross deferred tax liabilities:
Property, plant and equipment	(11)	(11)
Other temporary differences	(2,232)
Gross deferred tax liabilities	(2,243)	(11)
Deferred tax assets, net	$ 408	$ 1,063